Summary of Significant Accounting Policies (Narrative) (Details)		1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 01, 2019 USD ($) property lease	Mar. 31, 2020 USD ($)	Mar. 19, 2021 USD ($)	Dec. 31, 2020 USD ($) property segment lease	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 01, 2018 USD ($)
Schedule of Shares Repurchased [Line Items]
Overstatement of previously recorded tax benefits, deferred tax assets and net income						$ 800,000	$ 300,000	$ 200,000
Interest expense				$ 51,519,000	$ 56,059,000	49,471,000
Rent collection percentage				100.00%
Remaining lease term				6 years 6 months
Operating lease impairment loss				$ 2,700,000	6,500,000
Bad debt expense				2,708,000	6,464,000	$ 14,797,000
Assets held for sale				$ 90,000	$ 70,839,000
Number of reportable segments | segment				3	3	3
Money market funds				$ 0	$ 0
Cash and cash equivalents				72,357,000	95,691,000	$ 77,264,000
Cash in excess of FDIC limit				$ 57,000,000.0	73,200,000
Number of senior housing communities | property				59
Number of intercompany leases modified | lease				25
Deferred tax asset, net				$ 4,600,000	3,900,000
Income (loss), tax basis				$ (3,100,000)
Deferred tax assets, valuation allowance					$ 0
Effective income tax rate				(105.80%)	26.40%
Number of properties receiving grants | property				4
Number of operating lease contracts | lease	11			8
Operating lease right-of-use assets				$ 13,912,000	$ 14,351,000
Operating lease liabilities				9,155,000	9,133,000
Operating lease costs				900,000	1,000,000.0	900,000
Total present value of minimum lease payments				4,837,000	4,800,000
Domestic Tax Authority
Schedule of Shares Repurchased [Line Items]
Operating loss carryforwards				14,000,000					$ 7,600,000
Subsequent Event
Schedule of Shares Repurchased [Line Items]
Proceeds from government assistance			$ 5,100,000
COVID19 Pandemic
Schedule of Shares Repurchased [Line Items]
Financial relief funds				$ 3,600,000
Credit Facilities
Schedule of Shares Repurchased [Line Items]
Interest expense					0
Credit Facilities | Revision of Prior Period, Adjustment
Schedule of Shares Repurchased [Line Items]
Interest expense					300,000
Revolving Credit Facility | Credit Facilities
Schedule of Shares Repurchased [Line Items]
Line of credit facility		$ 95,000,000.0
Minimum
Schedule of Shares Repurchased [Line Items]
Lease intangibles, lease-up period				6 months
Maximum
Schedule of Shares Repurchased [Line Items]
Lease intangibles, lease-up period				24 months
Building
Schedule of Shares Repurchased [Line Items]
Useful life				40 years
Land Improvements
Schedule of Shares Repurchased [Line Items]
Useful life				15 years
Fixtures and improvements | Minimum
Schedule of Shares Repurchased [Line Items]
Useful life				7 years
Fixtures and improvements | Maximum
Schedule of Shares Repurchased [Line Items]
Useful life				10 years
Land and Building
Schedule of Shares Repurchased [Line Items]
Number of operating lease contracts | property	17
Accounting Standards Update 2016-02
Schedule of Shares Repurchased [Line Items]
Written off accounts receivable	$ 100,000
Straight-line rents receivable	100,000
Operating lease right-of-use assets	10,200,000
Operating lease liabilities	10,200,000
Operating lease costs	$ 500,000
Seniors Housing Communities
Schedule of Shares Repurchased [Line Items]
Ancillary revenue				$ 13,300,000	$ 15,400,000	$ 8,100,000